Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements

4. Fair Value Measurements

Effective January 1, 2008, the Company adopted ASC 820, Fair Value Measurements, which clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 values are based on quoted prices in active markets. Level 2 values are based on significant other observable inputs. Level 3 values are based on significant unobservable inputs. The following table presents the fair value level for the assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The Company does not have any liabilities that are measured at fair value.

	Fair Value Measurements
Description	Balance Sept 30, 2011	(In thousands) Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$2,074	$2,074	$—	$—

Short-term investments:
Commercial paper	$800	$—	$800	$—
Certificates of deposit	730	—	730	$—
U.S. treasury and agencies	7,128	—	7,128	—

Total	$8,658	$—	$8,658	$—

The Company’s cash and cash equivalents at September 30, 2011 consist of cash, commercial paper and money market funds. Money market funds are valued using quoted market prices. The Company’s short-term investments at September 30, 2011 consisted of commercial paper, certificates of deposit and U.S agency notes. The Company uses an independent third party pricing service to value its commercial paper and other Level 2 investments. The pricing service uses observable inputs such as new issue money market rates, adjustment spreads, corporate actions and other factors and applies a series of matrices pricing model. The Company performs a review of prices reported by the pricing service to determine if they are reasonable estimates of fair value. In addition, the Company performs a review of its securities to determine the proper classification in accordance with the fair value hierarchy.

3.    Fair Value Measurements

Effective January 1, 2008, the Company adopted SFAS 157, Fair Value Measurements. (now referred to as ASC 820) which clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 values are based on quoted prices in active markets. Level 2 values are based on significant other observable inputs. Level 3 values are based on significant unobservable inputs. The following table presents the fair value level for the cash and cash equivalents and short-term investments which represents the assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The Company does not have any liabilities that are measured at fair value.

Description	Balance December 31, 2010	Level 1	Level 2	Level 3
	(In thousands)
Cash and cash equivalents	$5,295	$333	$4,962	$—
Short-term investments	251	—	251	—

Total	$5,546	$333	$5,213	$—

The Company’s cash and cash equivalents at December 31, 2010 consist of cash, commercial paper, U.S. Treasury and agency notes and money market funds. Money market funds are valued using quoted market prices. The Company’s short-term investments at December 31, 2010 consist of U.S. Treasury notes. The Company uses an independent third party pricing service to value these securities. The pricing service uses observable inputs such as new issue money market rates, adjustment spreads, corporate actions and other factors and applies a series of matrices pricing model. The Company performs a review of prices reported by the pricing service to determine if they are reasonable estimates of fair value. In addition, the Company performs a review of its securities to determine the proper classification in accordance with the fair value hierarchy.